UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 31.4%
Consumer Discretionary 3.6%
Amazon.com, Inc., 1.2%, 11/29/2017	2,490,000	2,477,099
Carnival Corp., 1.875%, 12/15/2017	1,690,000	1,695,288
DIRECTV Holdings LLC, 2.4%, 3/15/2017	2,000,000	2,051,326
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016	4,000,000	4,237,820
Hyundai Capital America, 144A, 3.75%, 4/6/2016	3,000,000	3,181,833
Kia Motors Corp., 144A, 3.625%, 6/14/2016	1,400,000	1,480,175
NBCUniversal Media LLC, 3.65%, 4/30/2015	2,000,000	2,118,506
News America, Inc., 7.6%, 10/11/2015	2,000,000	2,316,736
Nissan Motor Acceptance Corp., 144A, 1.8%, 3/15/2018	1,240,000	1,246,076
RCI Banque SA, 144A, 2.175% *, 4/11/2014	5,330,000	5,328,390
Time Warner Cable, Inc., 5.85%, 5/1/2017	2,500,000	2,903,278
Volkswagen International Finance NV, 144A, 2.375%, 3/22/2017	2,000,000	2,073,344

		31,109,871
Consumer Staples 0.5%
ConAgra Foods, Inc., 2.1%, 3/15/2018	475,000	483,188
Safeway, Inc., 3.4%, 12/1/2016	2,000,000	2,108,924
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,500,000	1,512,900

		4,105,012
Energy 1.4%
Energy Transfer Partners LP, 6.0%, 7/1/2013	3,000,000	3,034,452
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017	2,500,000	2,675,000
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016	1,700,000	1,815,857
Transocean, Inc.:
2.5%, 10/15/2017	1,500,000	1,518,982
4.95%, 11/15/2015	3,060,000	3,310,877

		12,355,168
Financials 18.1%
Abbey National Treasury Services PLC, 1.751%, 6/10/2013	4,600,000	4,603,905
Akbank TAS, 144A, 3.875%, 10/24/2017	1,900,000	1,935,625
American Express Credit Corp., Series D, 5.125%, 8/25/2014	3,000,000	3,187,077
American International Group, Inc., 3.65%, 1/15/2014	4,000,000	4,093,276
Asian Development Bank, 1.125%, 3/15/2017	3,500,000	3,560,088
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015	3,335,000	3,360,346
Banco Bradesco SA, 144A, 2.39% *, 5/16/2014	3,000,000	3,036,957
Banco de Credito e Inversiones, 144A, 3.0%, 9/13/2017	2,000,000	2,028,728
Banco del Estado de Chile, 2.03%, 4/2/2015	2,500,000	2,558,433
Banco do Brasil SA, 3.875%, 1/23/2017	2,000,000	2,092,000
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017	2,000,000	2,061,000
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017	2,000,000	2,115,000
Bank of England Euro Note, 144A, 0.5%, 3/6/2015	3,000,000	3,005,700
Bank of India, 144A, 3.625%, 9/21/2018	2,000,000	2,007,488
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017	5,660,000	5,885,834
Barclays Bank PLC, 144A, 2.5%, 9/21/2015	3,245,000	3,375,741
BB&T Corp., 1.001% *, 4/28/2014	3,000,000	3,017,619
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	3,160,000	3,240,495
BNP Paribas SA, 2.375%, 9/14/2017	1,475,000	1,496,842
Capital One Financial Corp., 1.454% *, 7/15/2014	2,000,000	2,021,734
Citigroup, Inc., 2.65%, 3/2/2015	2,275,000	2,337,829
Commonwealth Bank of Australia, 144A, 1.534% *, 3/31/2017	6,000,000	6,020,922
Compagnie de Financement Foncier, 144A, 2.125%, 4/22/2013	3,335,000	3,337,668
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.7%, 3/19/2018	1,865,000	1,856,621
Daimler Finance North America LLC, 144A, 0.894% *, 3/28/2014	5,000,000	5,012,605
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015	3,000,000	3,225,000
General Electric Capital Corp., 0.48% *, 6/20/2016	5,000,000	4,935,040
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	3,530,000	3,748,083
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	1,898,000	2,010,899
Intesa Sanpaolo SpA, 3.875%, 1/16/2018	1,790,000	1,730,841
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,725,000
KazMunaiGaz Finance Sub BV, 144A, 11.75%, 1/23/2015	3,000,000	3,476,250
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015	1,050,000	1,094,085
Metropolitan Life Global Funding I, 144A, 5.2%, 9/18/2013	3,000,000	3,065,742
Morgan Stanley, 3.8%, 4/29/2016	2,500,000	2,652,310
National Australia Bank, 2.75%, 3/9/2017	3,140,000	3,304,743
Nomura Holdings, Inc., 2.0%, 9/13/2016	2,220,000	2,214,554
Principal Life Income Funding Trust, 0.473% *, 11/8/2013	3,000,000	3,001,521
Royal Bank of Canada, 1.2%, 9/19/2017	3,270,000	3,280,637
Royal Bank of Scotland PLC, 144A, 1.811% *, 3/11/2014	6,000,000	6,029,945
Santander U.S. Debt SA, 144A, 2.991%, 10/7/2013	2,000,000	2,013,346
Scotland International Finance No. 2 BV, 144A, 4.25%, 5/23/2013	3,000,000	3,013,251
Skandinaviska Enskilda Banken AB, 144A, 1.75%, 3/19/2018	1,745,000	1,744,126
SLM Corp., 3.875%, 9/10/2015	900,000	937,159
Societe Generale SA, 144A, 1.355% *, 4/11/2014	3,300,000	3,319,173
Swedbank AB, 144A, 1.75%, 3/12/2018	2,500,000	2,490,150
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	3,000,000	3,035,991
Turkiye Garanti Bankasi AS, 144A, 4.0%, 9/13/2017	3,000,000	3,082,500
Turkiye Vakiflar Bankasi Tao, 144A, 5.75%, 4/24/2017	2,000,000	2,158,400
UBS AG, 144A, 2.25%, 3/30/2017	3,335,000	3,475,020
Westpac Banking Corp., 144A, 1.375%, 7/17/2015	4,920,000	4,997,244
Yapi ve Kredi Bankasi AS, 144A, 6.75%, 2/8/2017	2,500,000	2,778,125

		156,788,668
Health Care 0.7%
AbbVie, Inc., 144A, 1.75%, 11/6/2017	3,390,000	3,431,226
Actavis, Inc., 1.875%, 10/1/2017	750,000	758,746
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,905,905

		6,095,877
Industrials 0.8%
ADT Corp., 144A, 2.25%, 7/15/2017	700,000	702,697
Hutchison Whampoa International 12 II Ltd., 144A, 2.0%, 11/8/2017	3,000,000	3,024,351
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,342,000	3,631,601

		7,358,649
Information Technology 1.0%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,026,589
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018	2,000,000	2,084,794
Xerox Corp., 6.4%, 3/15/2016	3,000,000	3,380,499

		8,491,882
Materials 2.3%
Airgas, Inc., 2.95%, 6/15/2016	1,830,000	1,927,034
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017	2,180,000	2,214,206
144A, 9.375%, 4/8/2014	2,000,000	2,159,158
ArcelorMittal, 4.25%, 3/1/2016	3,000,000	3,109,326
Freeport-McMoRan Copper & Gold, Inc., 144A, 2.375%, 3/15/2018	1,455,000	1,461,079
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,494,881
Hyundai Steel Co., 144A, 4.625%, 4/21/2016	3,500,000	3,775,243
Teck Resources Ltd., 2.5%, 2/1/2018	1,760,000	1,776,372
Xstrata Finance Canada Ltd., 144A, 2.45%, 10/25/2017	2,400,000	2,432,674

		20,349,973
Telecommunication Services 0.4%
CC Holdings GS V LLC, 144A, 2.381%, 12/15/2017	1,000,000	1,006,466
Telecom Italia Capital SA, 6.175%, 6/18/2014	2,000,000	2,092,340

		3,098,806
Utilities 2.6%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017	2,500,000	2,931,250
American Electric Power Co., Inc., 1.65%, 12/15/2017	1,030,000	1,033,476
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015	3,000,000	3,356,250
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	2,400,000	2,427,175
Korea Western Power Co., Ltd., 144A, 3.125%, 5/10/2017	3,000,000	3,141,330
PPL Energy Supply LLC, 5.4%, 8/15/2014	4,450,000	4,705,906
Sempra Energy, 1.04% *, 3/15/2014	4,500,000	4,523,216

		22,118,603

Total Corporate Bonds (Cost $266,940,409)		271,872,509
Mortgage-Backed Securities Pass-Throughs 4.2%
Federal National Mortgage Association, 3.0%, with various maturities from 5/1/2027 until 6/1/2027 (Cost $35,997,380)	34,105,813	36,236,875
Asset-Backed 2.4%
Automobile Receivables 1.7%
AmeriCredit Automobile Receivables Trust:
"C", Series 2011-1, 2.85%, 8/8/2016	3,000,000	3,084,264
"D", Series 2011-2, 4.0%, 5/8/2017	1,280,000	1,353,689
Carmax Auto Owner Trust, "A2", Series 2012-3, 0.43%, 9/15/2015	8,000,000	8,003,800
Santander Drive Auto Receivables Trust, "A2", Series 2012-5, 0.57%, 12/15/2015	2,515,253	2,516,435

		14,958,188
Credit Card Receivables 0.3%
Citibank Omni Master Trust, "A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	2,105,000	2,241,970
Home Equity Loans 0.4%
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052	3,880,260	3,897,523

Total Asset-Backed (Cost $21,141,046)		21,097,681
Commercial Mortgage-Backed Securities 5.7%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.055% *, 7/10/2044	3,125,000	3,330,253
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, "E", Series 2012-CLRN, 144A, 3.403% *, 8/15/2029	2,000,000	2,044,956
Banc of America Merrill Lynch Commercial Mortgage, Inc., "B", Series 2005-2, 5.291% *, 7/10/2043	5,000,000	5,342,065
BNP Paribas Home Loan Covered Bonds SA, 144A, 2.2%, 11/2/2015	4,000,000	4,132,800
Commercial Mortgage Pass-Through Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	17,126	17,129
Commercial Mortgage Trust, "A1", Series 2012-CR2, 0.824%, 8/15/2045	2,234,566	2,239,811
Credit Agricole Home Loan SFH, 144A, 1.052% *, 7/21/2014	5,000,000	5,011,625
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	4,995,375	5,189,870
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	3,000,000	3,020,907
"B", Series 2005-C5, 5.1%, 8/15/2038	1,500,000	1,573,685
GMAC Commercial Mortgage Securities, Inc., "F", Series 2003-C1, 144A, 4.718%, 5/10/2036	1,823,000	1,825,607
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	2,800,000	3,050,415
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,630,000	3,931,290
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,000,000	1,120,500
"F", Series 2003-ML1A, 144A, 6.022% *, 3/12/2039	3,500,000	3,502,440
Wachovia Bank Commercial Mortgage Trust, "B", Series 2005-C17, 5.287%, 3/15/2042	2,000,000	2,093,588
WF-RBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045	2,054,356	2,059,107

Total Commercial Mortgage-Backed Securities (Cost $48,781,445)		49,486,048
Collateralized Mortgage Obligations 0.6%
Citigroup Commercial Mortgage Trust, “D”, Series 2013-SMP, 3.008%, 1/12/2018	2,000,000	2,007,996
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.453% *, 8/28/2047	3,258,267	3,240,909
Federal National Mortgage Association, "FB", Series 1996-44, 1.019% *, 9/25/2023	207,252	209,867

Total Collateralized Mortgage Obligations (Cost $5,476,632)		5,458,772
Government & Agency Obligations 25.1%
Other Government Related (a) 4.2%
BRFkredit AS, 144A, 0.554% *, 4/15/2013	2,500,000	2,499,987
Export-Import Bank of Korea, 3.75%, 10/20/2016	3,000,000	3,240,309
Japan Finance Corp., 2.25%, 7/13/2016	5,000,000	5,256,500
Korea Development Bank, 4.0%, 9/9/2016	3,000,000	3,266,244
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015	4,100,000	4,136,449
OeBB Infrastruktur AG, 4.75%, 10/28/2013	10,000,000	10,250,900
Petrobras International Finance Co., 3.875%, 1/27/2016	2,710,000	2,835,977
Svensk Exportkredit AB, 2.125%, 7/13/2016	4,590,000	4,785,534

		36,271,900
Sovereign Bonds 1.1%
Export Development Canada, 1.5%, 5/15/2014	3,200,000	3,244,480
Province of British Columbia, Canada, 1.2%, 4/25/2017	2,855,000	2,903,575
Republic of Croatia, 144A, 6.25%, 4/27/2017	1,000,000	1,071,150
Republic of Indonesia, 144A, 10.375%, 5/4/2014	2,000,000	2,187,500

		9,406,705
U.S. Government Sponsored Agencies 6.7%
Federal Home Loan Bank, Series 1, 1.0%, 6/21/2017	13,110,000	13,286,275
Federal Home Loan Mortgage Corp.:
0.5%, 4/17/2015	10,000,000	10,030,191
1.0%, 9/29/2017	10,000,000	10,088,612
Federal National Mortgage Association:
0.5%, 5/27/2015	4,500,000	4,516,077
Series 1, 0.5%, 9/28/2015	10,000,000	10,025,053
0.7%, 9/6/2016	10,000,000	10,006,045

		57,952,253
U.S. Treasury Obligations 13.1%
U.S. Treasury Inflation-Indexed Note, 0.5%, 4/15/2015	17,000,160	17,858,141
U.S. Treasury Notes:
0.25%, 2/15/2015	15,000,000	14,999,415
0.25%, 5/15/2015	20,000,000	19,990,620
0.25%, 7/15/2015	5,000,000	4,996,095
0.25%, 10/15/2015	15,000,000	14,975,385
0.625%, 5/31/2017	10,000,000	10,012,500
0.75%, 6/15/2014 (b)	20,000,000	20,133,600
0.875%, 12/31/2016	10,000,000	10,135,160

		113,100,916

Total Government & Agency Obligations (Cost $214,925,556)		216,731,774
Loan Participations and Assignments 7.6%
Senior Loans * 5.6%
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	997,494	999,155
Alliance Laundry Systems LLC, Term Loan, 4.5%, 12/7/2018	497,468	502,194
AmWINS Group, Inc., Term Loan, 5.0%, 9/6/2019	1,000,000	1,014,065
Avaya, Inc., Term Loan B3, 4.788%, 10/26/2017	1,627,938	1,540,436
Bellisio Foods, Inc., Term Loan, 7.0%, 12/15/2017	465,000	462,675
Bombardier Recreational Products, Inc., Term Loan B, 5.0%, 1/22/2019	1,000,000	1,011,605
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	954,081	966,007
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017	990,000	1,012,275
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.5%, 2/23/2017	867,565	880,783
Chrysler Group LLC, Term Loan B, 6.0%, 5/24/2017	982,500	1,002,219
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018	497,500	503,719
Collective Brands Finance, Inc., Term Loan, 7.25%, 10/9/2019	1,997,500	2,028,401
Corporate Executive Board Co., Term Loan B, 5.0%, 7/2/2019	498,750	504,984
CPG International, Inc., Term Loan, 5.75%, 9/18/2019	995,000	1,006,194
CPI International, Inc., Term Loan B, 5.0%, 2/13/2017	480,583	488,994
Crossmark Holdings, Inc., Term Loan, 4.5%, 1/31/2020	500,000	501,407
Cumulus Media Holdings, Inc., First Lien Term Loan, 4.5%, 9/17/2018	1,387,526	1,408,914
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 3/14/2020	500,000	506,565
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016	497,458	485,021
Entercom Radio LLC, Term Loan B, 5.0%, 11/23/2018	463,946	473,153
Essential Power LLC, Term Loan B, 5.5%, 8/8/2019	575,761	585,477
Exopack LLC, Term Loan, 6.5%, 5/31/2017	1,228,125	1,245,779
Fairway Group Acquisition Co., Term Loan, 6.75%, 8/17/2018	995,006	1,013,663
First Data Corp., Term Loan, 5.204%, 9/24/2018	1,000,000	1,009,170
Focus Brands, Inc., Term Loan B, 6.25%, 2/21/2018	436,750	442,755
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 1/25/2020	350,000	352,844
Global Tel*Link Corp., Term Loan B, 6.0%, 12/14/2017	443,548	445,837
Hostess Brands, Inc., Term Loan, 6.75%, 3/6/2020	500,000	512,500
Hyland Software, Inc., First Lien Term Loan, 5.5%, 10/25/2019	498,750	502,802
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018	495,000	504,192
ION Media Networks, Inc., Term Loan B, 7.25%, 7/31/2018	498,750	506,231
Istar Financial, Inc., Term Loan, 4.5%, 10/16/2017	919,458	929,513
Kalispel Tribal Economic Authority, Term Loan B, 7.5%, 2/24/2017	1,353,246	1,370,162
Landry's, Inc., Term Loan B, 4.75%, 4/24/2018	500,000	505,000
Language Line LLC, Second Lien Term Loan, 10.5%, 12/20/2016	400,000	397,832
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019	332,983	338,081
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/31/2016	500,000	518,125
Neiman Marcus Group, Inc., Term Loan, 4.0%, 5/16/2018	1,000,000	1,010,460
Nexeo Solutions LLC, Term Loan, 5.0%, 9/17/2017	247,500	248,351
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	495,000	503,870
North American Breweries, Inc., Term Loan B, 7.5%, 12/11/2018	498,750	511,842
NPC International, Inc., Term Loan B, 4.5%, 12/28/2018	490,834	496,559
Nusil Technology LLC, Term Loan, 5.0%, 4/7/2017	500,000	504,455
Nuveen Investments, Inc., Term Loan, 5.204%, 5/13/2017	500,000	510,447
Oberthur Technologies Holding SAS, Term Loan B, 5.286%, 3/30/2019	995,000	995,000
Oceania Cruises, Inc., Term Loan B, 5.063%, 4/27/2015	2,000,000	1,978,760
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	1,000,000	1,015,190
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020	477,102	483,263
Rexnord LLC, Term Loan B, 4.5%, 4/2/2018	497,500	504,152
Sabre, Inc., Term Loan B, 5.25%, 2/19/2019	489,610	496,908
Sagittarius Restaurants LLC, Term Loan B, 7.75%, 5/18/2015	446,188	449,071
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018	500,000	506,720
Saxon Energy Services, Inc., Term Loan B, 5.5%, 1/22/2019	500,000	503,750
Sophia LP, Term Loan B, 4.5%, 7/19/2018	483,411	491,085
Star West Generation LLC, Term Loan B, 5.0%, 3/13/2020	750,000	760,470
STG-Fairway Acquisitions, Term Loan B, 6.25%, 2/28/2019	1,000,000	1,000,630
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018	498,750	509,351
Texas Competitive Electric Holdings Co., LLC, Term Loan, 4.702%, 10/10/2017	779,144	554,271
Topaz Power Holdings LLC, Term Loan, 5.25%, 2/26/2020	750,000	763,125
Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, 5/25/2018	496,212	476,366
TricorBraun, Inc., Term Loan B, 5.5%, 5/3/2018	995,000	1,007,025
Tube City IMS Corp., Term Loan, 4.75%, 3/20/2019	247,505	250,599
U.S. Airways Group, Inc., Term Loan, 2.705%, 3/21/2014	958,333	958,544
U.S. Foods, Inc., Term Loan B, 5.75%, 3/31/2017	490,000	496,649
WASH Multifamily Laundry Systems LLC, Term Loan, 5.25%, 2/15/2019	1,000,000	1,015,000
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017	249,375	251,661
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018	493,750	502,314

		48,234,617
Sovereign Loans 2.0%
Gazprom OAO, 144A, 4.95%, 5/23/2016	2,000,000	2,139,680
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018	2,000,000	1,995,000
Rosneft Oil Co., 144A, 3.149%, 3/6/2017	2,000,000	2,010,000
Russian Agricultural Bank OJSC:
Series 1, 144A, 7.175%, 5/16/2013	1,846,000	1,859,107
144A, 9.0%, 6/11/2014	3,000,000	3,244,800
Sberbank of Russia, 144A, 4.95%, 2/7/2017	3,000,000	3,195,000
VTB Bank OJSC, 144A, 6.465%, 3/4/2015	3,000,000	3,210,000

		17,653,587

Total Loan Participations and Assignments (Cost $64,944,517)		65,888,204
Short-Term U.S. Treasury Obligations 20.2%
U.S. Treasury Bills:
0.1% **, 9/5/2013 (c)	12,497,000	12,491,964
0.13% **, 12/12/2013 (d)	20,000,000	19,984,420
0.16% **, 9/19/2013 (d)	20,000,000	19,990,260
0.17% **, 10/17/2013 (d)	25,000,000	24,986,525
0.17% **, 11/14/2013 (d)	77,000,000	76,946,639
0.173% **, 8/22/2013 (d)	20,000,000	19,992,860

Total Short-Term U.S. Treasury Obligations (Cost $174,342,331)		174,392,668

	Shares	Value ($)

Cash Equivalents 3.7%
Central Cash Management Fund, 0.12% (e) (Cost $32,270,378)	32,270,378	32,270,378

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $864,819,694) †	100.9	873,434,909
Other Assets and Liabilities, Net	(0.9)	(7,453,892)

Net Assets	100.0	865,981,017

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $864,819,694.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $8,615,215.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,551,516 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $936,301.

(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	At March 31, 2013, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(c)	At March 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At March 31, 2013, these securities have been pledged, in whole or in part, as collateral for open commodity-linked swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Brent Crude Oil Futures	USD	5/16/2013	200	21,958,000	240,180
Heating Oil Futures	USD	8/30/2013	120	15,254,568	(407,383)
Soybean Meal Futures	USD	5/14/2013	500	20,230,000	(995,730)
Total net unrealized depreciation					(1,162,933)

At March 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year U.S. Treasury Note	USD	6/28/2013	330	40,938,047	(260,390)
Brent Crude Oil Futures	USD	11/14/2013	200	21,330,000	(292,180)
Total unrealized depreciation					(552,570)

At March 31, 2013, open written option contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 1.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	4,000,000	3/15/2016	19,550	(40,388)
Put Options
Pay Fixed - 5.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	4,000,000	3/15/2016	38,050	(12,067)

Total					(52,455)

(f)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2013 was $5,145.
At March 31, 2013, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (g)

Long Positions
4/15/2013	11,276,000	1	0.14%	Barclays Aluminum Subindex	(402,055)
4/15/2013	2,580,000	1	0.14%	Barclays Brent Crude Subindex	32,664
4/15/2013	44,955,600	1	0.57%	Barclays Commodity Strategy 1610 Index	275,232
4/15/2013	48,313,920	1	0.48%	Barclays Commodity Strategy 1500 Index	4,192
4/15/2013	12,000,000	1	0.32%	Barclays Milling Wheat Subindex	214,319
4/15/2013	10,000,000	1	0.32%	Barclays Milling Wheat Nearby ER Index	(351)
4/15/2013	31,844,000	2	0.2%	BNP Paribas 03 Alpha Index	123,785
4/15/2013	18,212,000	2	0.45%	BNP Paribas DR Optimizer Index	(111,107)
4/15/2013	145,108,528	3	0.24%	Citi Cubes Dow Jones-UBS Weighted Index	(518,978)
4/15/2013	24,000,000	4	0.23%	Dow Jones-UBS Agriculture Subindex	(754,082)
4/15/2013	12,163,400	5	0.13%	Dow Jones-UBS Commodity Index	(67,442)
4/15/2013	46,698,050	6	0.3%	Dow Jones-UBS Commodity Index 2-4-6 Month Forward Blend	(126,744)
4/15/2013	83,395,600	7	0.26%	Dow Jones-UBS Commodity Index 3 Month Forward	(174,095)
4/15/2013	64,485,800	2	0.25%	Dow Jones-UBS Commodity Index 3 Month Forward	(134,301)
4/15/2013	54,073,300	4	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E177 Strategy Index	(261,876)
4/15/2013	30,408,500	5	0.46%	JPMorgan Alternative Benchmark Enhanced Beta Select Excess Return Index	(267,737)
4/15/2013	26,973,000	5	0.65%	JPMorgan Seasonal Commodity Spread Index	162,521
4/15/2013	19,106,130	8	0.44%	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess	41,154
4/15/2013	19,106,130	8	0.39%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	5,315
4/15/2013	53,708,592	8	0.17%	Merrill Lynch Enhanced Benchmark-A Pre Roll Excess Return Index	(298,836)
4/15/2013	138,514,450	6	0.077%	UBS Custom Commodity Index	(303,404)
1/14/2014	20,875,001	5	0.15%	Dow Jones-UBS SoyMeal Subindex	584,465
Short Positions
4/15/2013	2,200,000	1	0.06%	Barclays Corn Subindex	65,183
4/15/2013	5,116,000	1	0.06%	Barclays Gold Subindex	(9,463)
4/15/2013	6,920,000	1	0.06%	Barclays Heating Oil Subindex	(78,061)
Total net unrealized depreciation					(1,999,702)

(g)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
At March 31, 2013, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

12/20/2012 3/20/2018	3,000,000	9	1.0%	Arrow Electronics, Inc., 6.875%, 6/1/2018, BBB-	45,401	62,871	(17,470)

At March 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2010 3/20/2016	5,000,000	9	1.0%	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB	11,067	(1,378)	12,445

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit rating and are unaudited.
(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At March 31, 2013, open interest rate swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/23/2013 5/23/2015	11,800,0005	Fixed — 0.835%	Floating — LIBOR	(92,652)	—	(92,652)
5/23/2013 5/23/2015	26,100,0002	Fixed — 0.835%	Floating — LIBOR	(204,935)	(3,389)	(201,546)
5/23/2013 5/23/2015	52,100,0008	Fixed — 0.835%	Floating — LIBOR	(409,084)	(6,427)	(402,657)
5/23/2013 5/23/2017	56,600,0002	Fixed — 1.23%	Floating — LIBOR	(1,033,126)	(20,390)	(1,012,736)
5/23/2013 5/23/2017	43,500,0005	Fixed — 1.23%	Floating — LIBOR	(794,010)	—	(794,010)
5/23/2013 5/23/2017	9,900,0008	Fixed — 1.23%	Floating — LIBOR	(180,706)	(2,461)	(178,245)
Total unrealized depreciation					(2,681,846)

Counterparties:
1	Barclays Bank PLC
2	BNP Paribas
3	Citigroup, Inc.
4	The Goldman Sachs & Co.
5	JPMorgan Chase Securities, Inc.
6	UBS AG
7	Canadian Imperial Bank of Commerce
8	Bank of America
9	Morgan Stanley
LIBOR: London Interbank Offered Rate

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(j)
Corporate Bonds	$—	$271,872,509	$—	$271,872,509
Mortgage-Backed Securities Pass-Throughs	—	36,236,875	—	36,236,875
Asset-Backed	—	17,200,158	3,897,523	21,097,681
Commercial Mortgage-Backed Securities	—	49,486,048	—	49,486,048
Collateralized Mortgage Obligations	—	5,458,772	—	5,458,772
Government & Agency Obligations	—	216,731,774	—	216,731,774
Loan Participations and Assignments	—	65,888,204	—	65,888,204
Short-Term U.S. Treasury Obligations	—	174,392,668	—	174,392,668
Short-Term Investments	32,270,378	—	—	32,270,378
Derivatives(k)
Futures Contracts	240,180	—	—	240,180
Commodity-Linked Swap Contracts	—	1,508,830	—	1,508,830
Credit Default Swap Contracts	—	12,445	—	12,445
Total	$32,510,558	$838,788,283	$3,897,523	$875,196,364

Liabilities
Derivatives(k)
Futures Contracts	$(1,955,683)	$—	$—	$(1,955,683)
Written Options	—	(52,455)	—	(52,455)
Commodity-Linked Swap Contracts	—	(3,508,532)	—	(3,508,532)
Credit Default Swap Contracts	—	(17,470)	—	(17,470)
Interest Rate Swap Contracts	—	(2,681,846)	—	(2,681,846)
Total	$(1,955,683)	$(6,260,303)	$—	$(8,215,986)

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include written options, at value, and unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts, credit default swap contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$(1,455,113)	$(1,999,702)	$—
Credit Contracts	$—	$(5,025)	$—
Interest Rate Contracts	$(260,390)	$(2,681,846)	$5,145

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013